Derivative Instruments and Hedging Activities - Pre-tax effect on Income Due to Maturities and Fair Value Adjustments of Economic Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging instruments	$ (15,106)	$ 7,096	$ (32,332)
Commodity contracts | Cost of products sold
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging instruments	(22,909)	18,646	(8,475)
Commodity contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging instruments	11,816	(4,250)	(6,427)
Foreign currency contracts | Foreign currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging instruments	$ (4,013)	$ (7,300)	$ (17,430)